Subsequent Events - Additional Information (Detail)			0 Months Ended						0 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 27, 2015 Subsequent Events [Member] CNY	Mar. 27, 2015 Subsequent Events [Member] SGD	Mar. 27, 2015 Subsequent Events [Member] Bed	Jan. 27, 2015 Subsequent Events [Member] Morgancreek Investment Holdings Limited [Member]	Jan. 27, 2015 Subsequent Events [Member] Morgancreek Investment Holdings Limited [Member] Chairman and Chief Executive Officer [Member]	Jan. 27, 2015 Subsequent Events [Member] Morgancreek Investment Holdings Limited [Member] President Chief Operating Officer and Director [Member]	Jan. 27, 2015 Subsequent Events [Member] Class B Ordinary Shares [Member] Vote	Jan. 27, 2015 Subsequent Events [Member] Class B Ordinary Shares [Member] Morgancreek Investment Holdings Limited [Member]	Jan. 27, 2015 Subsequent Events [Member] Class B Ordinary Shares [Member] Morgancreek Investment Holdings Limited [Member]	Jan. 27, 2015 Subsequent Events [Member] Class A Ordinary Shares [Member] Morgancreek Investment Holdings Limited [Member]	Jan. 27, 2015 Subsequent Events [Member] American Depository Shares [Member] Morgancreek Investment Holdings Limited [Member]
Subsequent Event [Line Items]
Number of votes									10
Conversion of ordinary shares issued										45,787,948
Converted of ordinary shares												45,787,948
Ordinary shares, shares outstanding	134,836,300	134,836,300				13,982,928					45,787,948		4,660,976
Equity interest, ownership percentage	100.00%				100.00%		60.00%	40.00%
Number of beds, patient capacity					31
Cash consideration			257,666,000	55,000
Closing date of deal			Apr. 07, 2015	Apr. 07, 2015
Consideration paid date			Apr. 06, 2015	Apr. 06, 2015